Intangible Assets and Unfavorable Lease (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Favorable lease agreements CNY	Dec. 31, 2010 Favorable lease agreements CNY	Dec. 31, 2011 Franchise agreement CNY	Dec. 31, 2010 Franchise agreement CNY	Dec. 31, 2011 Customer relationship CNY	Dec. 31, 2010 Customer relationship CNY	Dec. 31, 2011 Brand CNY	Dec. 31, 2010 Brand CNY	Dec. 31, 2011 Purchased Software CNY	Dec. 31, 2010 Purchased Software CNY
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets, original cost		1,212,875,000	64,336,000	441,682,000	42,489,000	49,574,000	804,000	7,073,000	83,000	684,300,000	0	30,246,000	20,960,000
Less: Accumulated amortization		(38,423,000)	(21,943,000)	(21,462,000)	(11,452,000)	(2,328,000)	(804,000)	(461,000)	(19,000)			(14,172,000)	(9,668,000)
Intangible assets, net	186,602,000	1,174,452,000	42,393,000
Unfavorable lease agreements, original cost		410,381,000	17,773,000
Less: Accumulated amortization		(13,607,000)	(4,562,000)
Unfavorable lease liability, net	$ 63,041,000	396,774,000	13,211,000